THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H
American Legacy® III View

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Assurance B Share,
Lincoln ChoicePlusSM Assurance B Class
Lincoln ChoicePlusSM Assurance L Share

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III View

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Assurance B Share, Lincoln ChoicePlusSM Assurance B Class
Lincoln ChoicePlusSM Assurance L Share

Supplement dated June 3, 2011 to the prospectus dated May 1, 2011

This supplement outlines a correction to the prospectus for your individual variable annuity. It is for informational purposes and requires no action on your part.

Charges and Other Deductions – Surrender Charges – The method for calculating the surrender charge on withdrawals was incorrectly stated in your prospectus. Consequently, the following section replaces the same section under Charges and Other Deductions – Surrender Charges in your prospectus:

For American Legacy® III View and ChoicePlusSM Assurance L Share:

For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2.	Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and persistency credits until exhausted; then
•	from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

For Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Assurance B Share, Lincoln ChoicePlusSM Assurance B Class:

For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2.	Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings until exhausted; then
•	from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Advance

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Advance

Supplement dated June 3, 2011 to the prospectus dated May 1, 2011

This supplement outlines corrections to the prospectus for your individual variable annuity. It is for informational purposes and requires no action on your part. All other provisions of your prospectus remain unchanged.

The Contracts - i4LIFE® Advantage – The i4LIFE® Advantage issue age for qualified contracts was incorrectly stated in your May 1, 2011 prospectus. The following sentence is a revision to the fourth paragraph of the i4LIFE® Advantage section of your prospectus:

i4LIFE ® Advantage with Guaranteed Income Benefit must be elected by age 80 for qualified contracts.

Charges and Other Deductions – Surrender Charges. The method for calculating the surrender charge on withdrawals was incorrectly stated in your prospectus. The following section replaces the same section under Charges and Other Deductions – Surrender Charges in your prospectus:

For Lincoln ChoicePlusSM II Advance:

For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2.	Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and persistency credits until exhausted; then
•	from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

For Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II:

For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2.	Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
•	from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings until exhausted; then
•	from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

Please keep this supplement for future reference.